Guarantee liabilities and risk assurance liabilities - Summary of movement of risk assurance liabilities (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Guarantee liabilities and risk assurance liabilities
Balance at the beginning of the year	¥ 0		¥ 19,701,689
Recognized as guarantee income			(3,934,761)
Collections	66,870,069	$ 9,695,249	132,825,675
Change in fair value of risk assurance liabilities	(66,870,069)	(9,695,249)	(148,592,603)
Balance at end of the year	0	$ 0	0
Contingent
Guarantee liabilities and risk assurance liabilities
Balance at the beginning of the year			15,766,928
Collections	66,870,069		132,825,675
Change in fair value of risk assurance liabilities	¥ (66,870,069)		(148,592,603)
Non-contingent
Guarantee liabilities and risk assurance liabilities
Balance at the beginning of the year			3,934,761
Recognized as guarantee income			¥ (3,934,761)